Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 37.8	£ 41.6
Pension costs	0.0	0.0
Other long-term benefits	8.5	8.2
Share-based payments	12.2	13.2
Employer social security charges on emoluments	7.2	7.2
Costs recognised for accounting purposes	65.7	70.2
Employer social security charges on emoluments	(7.2)	(7.2)
Other long-term benefits – difference between awards granted and costs recognised	3.1	0.0
Share-based payments – difference between awards granted and costs recognised	6.9	1.1
Total remuneration awarded	£ 68.5	£ 64.1